Annual Fund Operating Expenses - Brighthouse Asset Allocation 100 Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.65%
Expenses (as a percentage of Assets)	0.74%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.65%
Expenses (as a percentage of Assets)	0.99%